Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
Schedule of Cost of Sales	This caption is made up as follows:
	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Beginning balance of goods and finished products	19,916	16,916	20,037
Beginning balance of work in progress	222,492	174,224	186,937
Consumption of miscellaneous supplies	338,964	395,718	429,069
Maintenance and third-party services	273,814	282,045	244,722
Shipping costs	184,307	166,134	177,393
Depreciation and amortization	136,301	134,322	125,494
Personnel expenses, note 20(b)	188,685	158,103	125,318
Costs of packaging	55,745	54,889	66,456
Other manufacturing expenses	110,501	109,602	76,337
Ending balance of goods and finished products	(14,732)	(19,916)	(16,916)
Ending balance of work in progress	(205,976)	(222,492)	(174,224)
	1,310,017	1,249,545	1,260,623